Related party and shareholder transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 08, 2023	Dec. 31, 2022
Related party and shareholder transactions
Repaid of loan	$ 1,282
Amount due to outstanding	$ 1,923
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party		Related Party
Kwok Kai Kai Clara | Giant Credit Limited
Related party and shareholder transactions
Principal amount		$ 1,923